Annual Fund Operating Expenses	0 Months Ended
	Nov. 21, 2011
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Administrative Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Class D
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Institutional Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Class P
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%
(Institutional) | (PIMCO EqS Dividend Fund) | Administrative Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%
(Institutional) | (PIMCO EqS Dividend Fund) | Class D
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Institutional) | (PIMCO EqS Dividend Fund) | Institutional Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%
(Institutional) | (PIMCO EqS Dividend Fund) | Class P
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class A
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class C
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	2.11%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.93%
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class R
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.43%
(Retail) | (PIMCO EqS Dividend Fund) | Class A
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Retail) | (PIMCO EqS Dividend Fund) | Class C
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	2.11%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.93%
(Retail) | (PIMCO EqS Dividend Fund) | Class R
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.43%

[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.